Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 14,370	$ 2,202	¥ 664
Amounts due to related parties	11,814	$ 1,811
Founders
Related Party Transaction [Line Items]
Amounts due from related parties	13,050		¥ 664
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	1,320
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 11,814